January 18, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Variable Insurance Funds (the “Trust”)
File No. 33-32216

Commissioners:

Enclosed is the 86th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933.
The purposes of this Amendment are: (1) to change the name of the REIT Portfolio to the Real
Estate Index Portfolio; (2) to change the REIT Portfolio’s benchmark index; (3) to disclose a change to the REIT Portfolio’s investment objective; and (4) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective
60 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-9296.

Sincerely,

Anthony V. Coletta Jr.
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Alberto H. Zapata, Esq.
U. S. Securities and Exchange Commission